                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08428

                          The Tocqueville Alexis Trust
               (Exact name of registrant as specified in charter)

                            1675 Broadway, 16th Floor
                               New York, NY 10019
              (Address of principal executive offices) (Zip code)

                             Tocqueville Alexis Fund
                            1675 Broadway, 16th Floor
                               New York, NY 10019
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 698-0800

                    Date of fiscal year end: October 31, 2004

                   Date of reporting period: October 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

                                                            LETTER TO INVESTORS

                                                             2004 Annual Report

Dear Shareholder:

The fiscal year that ended on October 31, 2004 was marked by a stock market, as measured by the leading indices, that effectively went nowhere. We wrote in last year's annual report that we expected the stock market to mark time for "many months," but the "many" turned to be perhaps an understatement. The economy continued a measured recovery, corporate earnings did considerably better but after the first two months the stock market did not. It was, as several commentators have noted, a year of shrinking price-earnings ratios.

Technology stocks, in particular, were a disappointment to us and many other investors. The expected earnings recovery in that sector has been less vigorous than investors expected. Their price-earnings ratios started the year at extended levels which have now been somewhat corrected, and we remain optimistic. Our best investment sectors this year were energy and banking. The former was naturally boosted by the rise in oil and gas prices, a rise we think has probably gone far enough to redress supply imbalances. In banking we benefited from owning well-run regional banks that were prepared for the increase in short-term interest rates. Contrary to many scare stories in the financial media, banks that have the right asset/liability mix benefit from rising interest rates.

The Fund's total return for the year was +11.15%. This compares favorably with the return on the Standard & Poor's 500 Stock Index of +9.41% (but only +3.05% post December 31, 2003). More complete performance results can be found on page 4/1,2/. The post-election rally has, of course, benefited most investors, but it is too early to record the results.

Last year our best performing stock was Devon Energy, an independent oil and gas producer. Number 2 was General Growth Properties, a REIT (Real Estate Investment Trust) that we have owned since 1994. The Fund has a profit of nearly 400% not counting the substantial dividends paid every year. "Dull" stocks are not always that. Pharmaceutical Product Development was 3rd. This small company tests new drugs for major companies and has the rights itself to an interesting new product. Number 4 was Rayovac, the smallest of the household battery companies. Batteries are a growth business and Rayovac holds its own. Number 5 was ConocoPhillips, the global oil company that has been growing faster than the industry giants.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 1

Our worst performer was 99 Cents Only Stores, a very successful niche retailer in California that stumbled when it expanded into Texas. The cultural differences between the two states proved to be much greater than anyone expected. The Texas venture has been scaled back, and we think the jury is still out on this one. Second was Cardinal Health Care, a pharmaceutical distributor. It was slow to adjust to business changes. We were in and out quickly. Pfizer, the leading pharmaceutical producer, declined pretty well in line with the whole industry. Carrefour, the French-based retail giant, suffered from a lackluster retail environment in its home country. Number 5 was Nokia, the Finish mobile telephone producer. Nokia's principal problem was guessing wrong on style trends in that fickle market/3/.

As ever, we thank you for your continued support.

Yours very truly,

/s/ Colin C. Ferenbach
Colin Ferenbach
President

/1/ Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that all investor's shares, when redeemed, may be worth more or less than their original cost.

/2/ There are risks associated with investing in the Fund, such as stock market risk, stock selection risk and the risk of investing in foreign securities.

/3/ As of October 31, 2004, Devon Energy Corp. comprised 1.8% of the Fund;
    General Growth Properties, Inc. comprised 3.2% of the Fund; Pharmaceutical Product Development Inc. comprised 2.1% of the Fund; Rayovac Corp. comprised 1.8% of the Fund; Conoco Phillips comprised 2.1% of the Fund; 99 Cents Only Stores comprised 1.9% of the Fund; Cardinal Health Care comprised 0.0% of the Fund; Pfizer, Inc. comprised 0.0% of the Fund; Carrefour SA comprised 1.9% of the Fund and Nokia Oyj comprised 0.0% of the Fund.

2   ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

The graph below assumes an initial gross investment of $10,000 made on June 27, 1984 and shows how the Fund and its predecessor have performed. The Fund began operations on June 23, 1994. Results for the period prior to that date reflect the performance of HCM Partners, L.P., a limited partnership (the "Partnership"). On June 23, 1994 the Fund acquired the assets of the Partnership in exchange for shares of the Fund. Mr. Colin Ferenbach had primary responsibility for managing the Partnership and has had primary responsibility for managing the Fund since its inception. Although the Fund is managed in a manner that is in all material respects equivalent to the management of the Partnership, the information below should not be viewed as an indication of the future performance of the Fund. It includes information regarding the Partnership's operations for periods before the Fund's registration statement became effective. The Partnership was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the Partnership had been registered, its performance might have been adversely affected. In addition, the expenses borne by the Fund are higher than those borne by the Partnership.

                                    [CHART]

               S&P 500        Lipper Multi-Cap     TOCQUEVILLE      Wilshire
             Stock Index      Core Funds Index     ALEXIS FUND     4500 Index
             -----------      ----------------     -----------     ----------
6/27/1984       10,000            10,000              10,000        10,000
10/31/1984      11,012            10,761              10,707        10,808
10/31/1985      13,140            12,537              13,463        13,020
10/31/1986      17,499            16,193              16,855        16,506
10/31/1987      18,619            16,454              15,972        15,303
10/31/1988      21,367            18,580              18,552        18,480
10/31/1989      26,996            23,158              21,485        22,698
10/31/1990      24,979            20,967              20,000        17,936
10/31/1991      33,324            28,402              27,069        27,060
10/31/1992      36,640            31,061              30,496        29,520
10/31/1993      42,092            36,730              35,619        36,868
10/31/1994      43,717            37,993              37,631        36,934
10/31/1995      55,263            46,078              42,768        45,340
10/31/1996      68,570            55,837              54,853        53,334
10/31/1997      90,581            71,907              68,512        68,790
10/31/1998     110,500            78,228              68,704        66,465
10/31/1999     138,854            95,861              77,154        84,091
10/31/2000     147,296           109,895              98,479        99,068
10/31/2001     110,634            83,058              84,507        69,794
10/31/2002      93,928            71,754              80,756        63,547
10/31/2003     113,456            88,781              95,391        88,597
10/31/2004     124,132            96,106             106,029        99,052





                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 3

                             Average Annual Total Return of the Fund
                                         FOR THE PERIODS
                               One Year          Five Year         Ten Year      Since Inception*
                           09/30/04 10/31/04 09/30/04 10/31/04 09/30/04 10/31/04 09/30/04 10/31/04
----------------------------------------------------------------
Tocqueville Alexis Fund     14.03%   11.15%    6.40%    6.57%   10.87%   10.91%   11.09%   11.18%
----------------------------------------------------------------
S&P 500(R) Stock Index      13.85%    9.41%   (1.31)%  (2.21)%  11.07%   11.00%   10.96%   11.03%
----------------------------------------------------------------
Lipper Multi-Cap Core Fund
 Index                      12.80%    8.25%    1.54%    0.84%    9.92%    9.93%   10.12%   10.20%
----------------------------------------------------------------
Wilshire 4500 Index         18.13%   11.80%    4.01%    3.36%   10.23%   10.38%   10.60%   10.70%
----------------------------------------------------------------
*June 23, 1994

                     Average Annual Total Return of the Fund and Partnership
                                         FOR THE PERIODS
                               One Year          Five Year         Ten Year      Since Inception*
                           09/30/04 10/31/04 09/30/04 10/31/04 09/30/04 10/31/04 09/30/04 10/31/04
----------------------------------------------------------------
Tocqueville Alexis Fund     14.03%   11.15%    6.40%    6.57%   10.87%   10.91%   12.25%   12.30%
----------------------------------------------------------------
S&P 500(R) Stock Index      13.85%    9.41%   (1.31)%  (2.21)%  11.07%   11.00%   13.23%   13.25%
----------------------------------------------------------------
Lipper Multi-Cap Core Fund
 Index                      12.80%    8.25%    1.54%    0.84%    9.92%    9.93%   12.02%   12.02%
----------------------------------------------------------------
Wilshire 4500 Index         18.13%   11.80%    4.01%    3.36%   10.23%   10.38%   11.97%   12.02%
----------------------------------------------------------------
*June 27, 1984

Total return calculations reflect fee waivers in effect for 1994, 1995, 2003, and 2004. In the absence of fee waivers, total return performance would be reduced. Total return is based on net change in NAV assuming reinvestment of distributions. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is no guarantee of future results. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Lipper Multi-Cap Core Funds Index includes funds that, by portfolio practice, have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P SuperComposite Index.

The Wilshire 4500 Index is an unmanaged index of all U.S. equity securities with readily available price data that are not included in the S&P 500 Stock Index.

A direct investment in either the S&P 500 Stock Index, the Lipper Multi-Cap Core Funds Index or the Wilshire 4500 Index is not possible.

4   ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

Expense Table

As a Shareholder of the Fund, you incur two types of costs: (1) transaction cost, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including advisory fees; distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 through October 31, 2004).

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses show in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing cost only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional cost were included, your cost would have been higher.

                                                       Hypothetical Performance
                                   Actual Performance (5% return before expenses)
---------------------------------------------------------------------------------
Beginning Account Value (05/01/04)     $1,000.00               $1,000.00
Ending Account Value (10/31/04)         1,045.16                1,018.63
Expenses Incurred During Period             6.63                    6.57

Expenses are equal to the Fund's annualized expense ratio of 1.29% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 5

INVESTMENT PORTFOLIO

              October 31, 2004

 Number
of Shares                                              Value
---------------------------------------------------------------
          COMMON STOCKS 96.99%

          Advertising 1.82%
  25,000  Getty Images, Inc.*                       $ 1,478,250
                                                    -----------

          Banks 16.35%
 100,000  Hang Seng Bank Ltd. - ADR (HK)              1,329,750
  60,000  Hibernia Corp. - Class A                    1,740,000
  27,317  HSBC Holdings PLC - ADR (UK)                2,213,496
  17,500  M&T Bank Corp.                              1,802,500
  40,000  Mercantile Bankshares Corp.                 1,949,600
  50,000  SouthTrust Corp.                            2,178,500
  29,817  Suntrust Banks Inc.                         2,091,553
                                                    -----------
                                                     13,305,399
                                                    -----------

          Beverages 1.64%
  50,000  Koninklijke Grolsch N.V. - (NETH)           1,335,657
                                                    -----------

          Building & Housing 2.74%
  65,000  Masco Corp.                                 2,226,900
                                                    -----------

          Consumer Non-Durables 6.07%
  30,000  3M Company                                  2,327,100
  25,000  Colgate-Palmolive Co.                       1,115,500
  60,000  Rayovac Corp.*                              1,494,600
                                                    -----------
                                                      4,937,200
                                                    -----------

          Drug & Hospital Supplies 11.07%
  30,000  Bristol-Myers Squibb Co.                      702,900
  15,000  Eli Lilly & Co.                               823,650
  40,000  Johnson & Johnson                           2,335,200
  30,000  Medtronic, Inc.                             1,533,300
  40,000  Novartis AG - ADR (CH)                      1,920,400
  40,000  Pharmaceutical Product Development, Inc.*   1,689,200
                                                    -----------
                                                      9,004,650
                                                    -----------

                      See Notes to Financial Statements.

6   ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                  INVESTMENT PORTFOLIO(cont'd.)

October 31, 2004

 Number
of Shares                                          Value
-----------------------------------------------------------
          COMMON STOCKS 96.99% (cont'd.)

          Food Services 3.44%
 100,000  The Kroger Co.*                       $ 1,511,000
  40,000  Sysco Corp.                             1,290,800
                                                -----------
                                                  2,801,800
                                                -----------

          Furnishings & Appliances 2.07%
  60,000  Leggett & Platt, Inc.                   1,687,800
                                                -----------

          Healthcare 1.78%
  20,000  United Health Group, Inc.               1,448,000
                                                -----------

          Information Technology 13.75%
  40,000  Automatic Data Processing, Inc.         1,735,600
  75,000  Cisco Systems, Inc.*                    1,440,750
  60,000  Dell Inc.*                              2,103,600
 200,000  EMC Corp.*                              2,574,000
  70,000  Intel, Corp.                            1,558,200
  60,000  Molex, Inc.                             1,774,200
                                                -----------
                                                 11,186,350
                                                -----------

          Insurance 5.59%
  60,000  Hannover Rueckversicherung AG - (GER)   1,949,296
  20,000  PartnerRe Ltd. - (BER)                  1,163,000
  40,000  Willis Group. - (BER)                   1,438,000
                                                -----------
                                                  4,550,296
                                                -----------

          Office Equipment 1.82%
 100,000  Xerox Corp.*                            1,477,000
                                                -----------

                      See Notes to Financial Statements.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 7

INVESTMENT PORTFOLIO (cont'd.)

              October 31, 2004

 Number
of Shares                                                                  Value
-----------------------------------------------------------------------------------
          COMMON STOCKS 96.99% (cont'd.)

          Oil - Domestic/International 10.00%
  20,000  ConocoPhillips                                                $ 1,686,200
  20,000  Devon Energy Corp.                                              1,479,400
  12,500  Murphy Oil Corp.                                                1,000,250
  30,000  Schlumberger Ltd.                                               1,888,200
  20,000  Total SA - ADR (FR)                                             2,085,600
                                                                        -----------
                                                                          8,139,650
                                                                        -----------

          Paper & Forest Products 2.31%
  30,000  Weyerhaeuser Co.                                                1,879,200
                                                                        -----------

          Publishing 1.68%
  42,200  John Wiley & Sons, Inc. - Class A                               1,369,390
                                                                        -----------

          Real Estate Investment Trust 3.24%
  80,000  General Growth Properties, Inc.                                 2,639,200
   8,000  General Growth Properties, Inc. - Rights (exp. 11/09/04)/(1)/           0
                                                                        -----------
                                                                          2,639,200
                                                                        -----------

          Retailing 7.67%
 100,000  99 Cents Only Stores*                                           1,541,000
  75,000  Borders Group, Inc.                                             1,709,250
  35,000  Carrefour SA - (FR)                                             1,528,437
  60,000  Foot Locker, Inc.                                               1,464,000
                                                                        -----------
                                                                          6,242,687
                                                                        -----------

          Telecommunications 1.72%
 100,000  Andrew Corp.*                                                   1,398,000
                                                                        -----------

          Transportation 2.23%
  75,000  TPG NV - ADR (NETH)                                             1,811,250
                                                                        -----------
          Total Common Stocks
          (cost $59,664,253)                                             78,918,679
                                                                        -----------

                      See Notes to Financial Statements.

8   ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                  INVESTMENT PORTFOLIO(cont'd.)

October 31, 2004

Number of
 Shares                                                     Value
---------------------------------------------------------------------
          SHORT-TERM INVESTMENTS 3.83%
1,557,846 BlackRock Liquidity Funds TempCash             $ 1,557,846
1,557,846 BlackRock Liquidity Funds TempFund               1,557,846
                                                         -----------
          Total Short Term Investments (cost $3,115,692)   3,115,692
                                                         -----------

          TOTAL INVESTMENTS 100.82%
          (cost $62,779,945)                             $82,034,371
                                                         -----------

          Liabilities in Excess of Other Assets (0.82%)     (668,868)
                                                         -----------

          TOTAL NET ASSETS 100%                          $81,365,503
                                                         ===========

                  Country Abbreviations:
                   (BER) - Bermuda       (HK) - Hong Kong
                   (CH) - Switzerland    (NETH) - Netherlands
                   (FR) - France         (UK) - United Kingdom
                   (GER) - Germany

   * Non-income producing security.
ADR American Depository Receipt
(1) Fair valued security; see note 2

                      See Notes to Financial Statements.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 9

TOP TEN STOCK HOLDINGS

          28.1% of the Fund
General Growth Properties, Inc.  3.2%
------------------------------
EMC Corp.                        3.2%
------------------------------
Johnson & Johnson                2.9%
------------------------------
3M Company                       2.9%
------------------------------
Masco Corp.                      2.7%
------------------------------
HSBC Holdings PLC - ADR (UK)     2.7%
------------------------------
SouthTrust Corp.                 2.7%
------------------------------
Dell Inc.                        2.6%
------------------------------
SunTrust Banks Inc.              2.6%
------------------------------
Total SA - ADR (FR)              2.6%
------------------------------
Total                           28.1%

                                    [CHART]

                           PERCENT OF TOTAL EQUITIES

By Country
(Unaudited)

Hong Kong          1.6%
Switzerland        2.3%
Germany            2.4%
United Kingdom     2.7%
Bermuda            3.2%
Netherlands        3.8%
France             4.4%
United States     79.6%




10  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                            STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004


    Assets:
    Investments, at market value/(1)/                            $82,034,371
    Interest and dividend receivable                                  44,172
    Receivable for foreign tax reclaim                                 4,257
    Receivable for fund shares sold                                  127,883
    Receivable for investment securities sold                      2,697,489
    Receivable from advisor                                              170
    Prepaid expenses and other assets                                 14,215
    ------------------------------------------------------------------------
       Total Assets                                               84,922,557
    ------------------------------------------------------------------------

    Liabilities:
    Payable for investment securities purchased                    3,364,763
    Payable for fund shares redeemed                                  22,388
    Advisory fees payable                                             40,621
    Distribution fees payable                                         43,126
    Accrued expenses payable                                          86,156
    ------------------------------------------------------------------------
       Total Liabilities                                           3,557,054
    ------------------------------------------------------------------------
    Net Assets                                                   $81,365,503
    ------------------------------------------------------------------------

    Components of Net Assets:
    Capital paid-in                                              $54,587,004
    Accumulated net realized gain from investment transactions     7,465,551
    Undistributed net investment income                               58,356
    Net unrealized appreciation of investments                    19,254,426
    Net unrealized appreciation on foreign currency transactions         166
    ------------------------------------------------------------------------
    Net Assets                                                   $81,365,503
    ------------------------------------------------------------------------
    Shares of beneficial interest outstanding
      (unlimited shares of $0.001 par value authorized)            5,595,703
    Net asset value, offering and redemption price per share     $     14.54
    ------------------------------------------------------------------------
    /(1)/Cost of Investments                                     $62,779,945
    ------------------------------------------------------------------------
    -----------------------------------------------------------------

                      See Notes to Financial Statements.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 11

STATEMENT OF OPERATIONS

   For the Year Ended October 31, 2004

   Investment Income:
   Dividends (net of foreign taxes withheld of $52,383)          $1,253,598
   Interest                                                          36,107
   -------------------------------------------------------------------------
      Total Investment Income                                     1,289,705
   -------------------------------------------------------------------------

   Operating Expenses:
   Investment advisory fees                                         463,390
   Distribution fees                                                193,079
   Administration and accounting fees                               100,000
   Legal fees                                                        89,265
   Transfer agent fees                                               72,279
   Audit fees                                                        40,870
   Custodian fees                                                    31,500
   Blue Sky fees                                                     27,220
   Trustees' fees                                                    26,500
   Printing fees                                                     18,975
   Insurance fees                                                     2,582
   Miscellaneous expenses                                            10,080
   -------------------------------------------------------------------------
      Total Expenses                                              1,075,740
   -------------------------------------------------------------------------
      Distribution fees waived (note 4c)                            (76,361)
   Net Expenses                                                     999,379
   -------------------------------------------------------------------------

   Net Investment Income                                            290,326
   -------------------------------------------------------------------------

   Net realized gain from:
      Investments                                                 7,502,633
      Foreign currency transactions                                  (3,819)
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                   225,506
      Translation of assets and liabilities in foreign currency           5
   -------------------------------------------------------------------------
   Net realized and unrealized gain from
       investments and foreign currency transactions              7,724,325
   -------------------------------------------------------------------------
   Net increase in net assets resulting from operations          $8,014,651
   -------------------------------------------------------------------------
   -----------------------------------------------------------------

                      See Notes to Financial Statements.

12  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                             STATEMENT OF CHANGES IN NET ASSETS

                                                           Year          Year
                                                           Ended         Ended
                                                        October 31,   October 31,
                                                           2004          2003
----------------------------------------------------------------------------------

Increase (Decrease) in Net Assets from Operations:
Net investment income                                   $   290,326  $    412,284
Net realized gain on investments and foreign
  currency transactions                                   7,498,814     3,606,056
Net change in unrealized appreciation (depreciation) on
  investments, and translation of other assets and
  liabilities denominated in foreign currencies             225,511     7,106,456
----------------------------------------------------------------------------------
   Net increase in net assets from operations             8,014,651    11,124,796
----------------------------------------------------------------------------------

Dividends Paid to Shareholders:
From net investment income                                 (633,646)     (414,497)
From net realized gains                                  (3,416,293)   (1,115,426)
----------------------------------------------------------------------------------
   Total dividends paid to shareholders                  (4,049,939)   (1,529,923)
----------------------------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold                                 5,500,051     7,920,643
Value of shares issued in reinvestment of dividends       3,079,192     1,094,073
Cost of shares redeemed**                                (3,108,040)  (12,311,409)
----------------------------------------------------------------------------------
   Increase (Decrease) in net assets from capital
     share transactions                                   5,471,203    (3,296,693)
----------------------------------------------------------------------------------
   Total increase in net assets                           9,435,915     6,298,180
----------------------------------------------------------------------------------

Net Assets:
Beginning of year                                        71,929,588    65,631,408
----------------------------------------------------------------------------------
End of year*                                            $81,365,503  $ 71,929,588
----------------------------------------------------------------------------------
-----------------------------------------------------------------

*(Including undistributed net investment income of $58,356 and $458,432 at
 October 31, 2004 and 2003, respectively.)
**Net of redemption fees of $894 and $13,415 for the years ended October 31, 2004 and 2003, respectively.

                      See Notes to Financial Statements.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 13

FINANCIAL HIGHLIGHTS

                                                   Year         Year       Year     Year      Year
                                                  Ended        Ended      Ended    Ended     Ended
(For a Share Outstanding                         Oct. 31,     Oct. 31,   Oct. 31, Oct. 31,  Oct. 31,
Throughout each Year)                              2004         2003       2002     2001      2000
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year              $13.81       $11.96       $12.88    $17.37   $14.42
----------------------------------------------------------------------------------------------------

Increase (Decrease) from
 Investment Operations:
Net investment income                             0.05         0.08         0.03      0.07     0.09
Net realized and unrealized gains (losses) on
 investments and foreign currency transactions    1.46/(3)/    2.05/(3)/   (0.56)    (2.16)    3.77
----------------------------------------------------------------------------------------------------
    Total from investment operations              1.51         2.13        (0.53)    (2.09)    3.86

Less Distributions:
Dividends paid to shareholders:
  From net investment income                     (0.12)       (0.08)       (0.03)    (0.06)   (0.06)
  From net realized gains                        (0.66)       (0.20)       (0.36)    (2.34)   (0.85)
----------------------------------------------------------------------------------------------------
    Total distributions to shareholders          (0.78)       (0.28)       (0.39)    (2.40)   (0.91)

Net Asset Value, End of Year                    $14.54       $13.81       $11.96    $12.88   $17.37
----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------

Total Return                                    11.15%       18.12%      (4.44)%  (14.11)%   27.64%

Supplemental Data and Ratios:
Net assets, end of year (in 000's)             $81,366      $71,930      $65,631   $71,872  $89,206
Ratios of expenses to average net assets         1.29%/(1)/   1.35%/(2)/   1.38%     1.22%    1.18%
Ratios of net investment income
 to average net assets                           0.37%/(1)/   0.62%/(2)/   0.21%     0.45%    0.52%
Portfolio turnover rate                            61%          63%          54%       60%      80%
----------------------------------------------------------------------------------------------------

/(1)/During the year ended October 31, 2004, certain fees were waived. If those fees had not been waived, ratios of expenses and net investment income to average net assets would have been 1.39% and 0.27%, respectively.
/(2)/During the year ended October 31, 2003, certain fees were waived. If these fees had not been waived, ratios of expenses and net investment income to average net assets would have been 1.45% and 0.52%, respectively.
/(3)/Net realized and unrealized gain (losses) per share includes redemption fees of $0.00 and $0.00 for the years ended October 31, 2004 and 2003, respectively.

                      See Notes to Financial Statements.

14  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                  NOTES TO FINANCIAL STATEMENTS

1. Organization and Business

The Tocqueville Alexis Trust (the "Trust") is an investment company registered under the Investment Company Act of 1940, as amended. It is organized as a Delaware business trust as a diversified, open ended management investment company. The investment company currently consists of Tocqueville Alexis Fund (the "Fund").

2. Significant Accounting Policies

a) Portfolio Valuation: Securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale or official closing price, or if no sales are reported, and in the case of certain securities traded over-the-counter, at the mean between the last reported bid and asked prices on the date as of which the net asset value is being determined. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets, including any restricted and/or illiquid securities, will be valued at their fair market value as determined pursuant to procedures adopted by the Trustees.

Trading in securities on European and Far Eastern securities exchanges normally is completed before the calculation of the Fund's net asset value. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange ("NYSE"), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Fund may hold securities traded on domestic markets where the market may close early on a given day prior to calculation of the Fund's net asset value. Events affecting the value of such securities held by a Fund that occurs between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Fund's calculation of the net asset value. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security's value because significant intervening events have caused a Fund's net asset value to be materially inaccurate, the security will be priced at its fair value in accordance with the procedures approved by the Trustees.

b) Foreign Currency Transactions: Transactions denominated in foreign currencies are recorded in the Fund's records at the prevailing exchange rate at the time of each respective transaction. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transaction are reported in operations as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 15

NOTES TO FINANCIAL STATEMENTS (cont'd.)


c) Security Transactions and Investment Income: Security transactions are recorded on trade-date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The cost of investments sold and related gain or loss thereon is determined by use of the identified cost basis for financial reporting and income tax purposes. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

d) Distributions to Shareholders: Dividends from net investment income are declared and paid semi-annually. Any net realized capital gains will be distributed annually. Income distributions and capital gain distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period the differences arise; temporary differences do not require reclassification.

At October 31, 2004 undistributed net investment income and accumulated net realized gain/(loss) on investments have been adjusted for current period book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions and adjustments due to Real Estate Investment Trusts. Net assets were not affected by these reclassifications:

                                         Accumulated
                         Undistributed   Net Realized
                         Net Investment Gain/(Loss) on
                             Income      Investments
                             ------      -----------
                           $(56,756)       $56,756

e) Federal Taxes: The Fund is a separate entity for Federal income tax purposes. It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to pay out most of its net investment income and net capital gains to its shareholders. Therefore, no Federal income or Excise tax provision is required.

Because Federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ

16  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                        NOTES TO FINANCIAL STATEMENTS (cont'd.)

from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differ from those reflected in the accompanying statements.

The tax character of net assets at October 31, 2004 were as follows:

                  Capital paid-in                   $54,587,004
                  Accumulated capital gain            7,548,053
                  Undistributed ordinary income          26,007
                  Unrealized appreciation            19,695,747
                  Unrealized depreciation              (491,474)
                  Unrealized foreign exchange gain          166
                                                    -----------
                    Net Assets                      $81,365,503
                                                    ===========

The cost for Federal income tax purposes at October 31, 2004 was $62,830,098.

      The tax character of dividends was as follows:
                                                        2004       2003
                                                     ---------- ----------
       Ordinary Income                               $  633,646 $  414,497
       Long-term capital gains                        3,416,293  1,115,426
                                                     ---------- ----------
         Total Dividends                             $4,049,939 $1,529,923
                                                     ========== ==========

f) Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Financial Instruments

The Fund may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. The financial instruments include written options, forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2004, the Fund did not hold any financial instruments with off-balance sheet risk.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 17

NOTES TO FINANCIAL STATEMENTS (cont'd.)


4. Fees and Related Party Transactions

a) Investment Advisory Fees: Under an agreement between the Trust on behalf of the Fund and Tocqueville Asset Management L.P. (the "Adviser"), the Adviser serves as the Fund's Investment Adviser. For investment advisory services, the Adviser receives monthly fees at the annual rate of 0.60% of the Fund's average daily net assets.

b) Trustees' Fees: Fees were paid to the Trustees and/or Officers of the Fund for the year ended October 31, 2004, but no fees were paid to any Trustee and/or Officer of the Fund who is also an employee of the Adviser.

c) Distribution Fees: The Trust, on behalf of the Fund, has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Fund may spend no more each year than 0.25% of its average daily net assets to finance activity primarily intended to result in the sale of shares.

Pursuant to the Distribution Agreement, as compensation for its services, the Fund pays Lepercq, de Neuflize/Tocqueville Securities, L.P. ("Lepercq"), payable monthly in arrears, at the annual rate of 0.25% per annum of the Fund's average daily net assets, less expenses incurred in the distribution of the Fund; provided that such fee shall be reduced to the extent necessary to result in the Fund's expense ratio not exceeding the Expense Cap of 1.294% of its average daily net assets. For the year ended October 31, 2004, Lepercq waived $76,361 of its fees. This Fund is not expected to repay any such waived fees in future years.

Commissions earned by Lepercq for services rendered as a registered broker-dealer in securities transactions for the Fund for the year ended October 31, 2004 were $73,500.

d) Administrator and Transfer Agent Fees: As compensation for its administrative and accounting services, the Fund pays PFPC Inc. a fee, at the annual rate of 0.10% of the first $200,000,000 of average net assets; 0.075% of the next $200,000,000 of average net assets; 0.05% of the next $200,000,000 of average net assets; and 0.03% of the average net assets in excess of $600,000,000, with a minimum monthly fee of $8,333 (exclusive of out-of-pocket expenses). As transfer agent of the Fund, PFPC Inc. receives a minimum monthly fee of $3,000 (exclusive of out-of-pocket expenses).

e) Custodian Fees: PFPC Trust Company and JP Morgan Chase Bank serve as custodian and sub-custodian for the Fund's U.S. and foreign assets, respectively. As compensation for its custodian services, the Fund pays PFPC Trust Company a fee, at the annual rate of 0.0175% of the Fund's first $100,000,000 of average gross assets; 0.015% of the next $400,000,000 of average gross assets; 0.0125% of the next $500,000,000 of average gross assets; and 0.01% of the average gross assets in excess of $1,000,000,000 (exclusive of out-of-pocket expenses and transaction charges).

18  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                        NOTES TO FINANCIAL STATEMENTS (cont'd.)

The minimum monthly fee is $1,500 (exclusive of out-of-pocket expenses and transaction charges). The Fund pays JP Morgan Chase Bank an account fee of $5,000 per year and an asset based fee derived from the ending market value of foreign held securities (exclusive of transaction charges).

5. Fund Share Transactions

The Fund is authorized to issue unlimited shares of common stock, par value $.001 per share. Effective July 1, 2003 a redemption fee of 2.00% was imposed on redemptions of shares held for 120 days or less, which is credited to paid in capital.

Between July 1, 2003 and June 7, 2004, the redemption fee did not apply to redemptions of shares where Tocqueville or Lepercq, de Neuflize/Tocqueville Securities, L.P. is the shareholder of record, or exercises discretion over the account and the redemption is made from a retirement account (this exemption from redemption fees was eliminated by the Fund on June 7, 2004). In addition, the Fund may in its sole discretion waive the redemption fee if it determines that doing so will not be harmful to the Fund.

For the period from July 1, 2003 through October 31, 2004, the Fund has not waived any redemption fees.

Transactions in shares of the Fund for the year ended October 31, 2004 and the year ended October 31, 2003, respectively, were as follows:

                                                              2004       2003
---------------------------------------------------------------------------------
Sale of shares                                               387,443     638,826
Shares issued to shareholders in reinvestment of dividends   220,405      90,006
Shares repurchased                                          (219,770) (1,008,604)
---------------------------------------------------------------------------------
Net increase (decrease)                                      388,078    (279,772)
Shares outstanding:
   Beginning of year                                       5,207,625   5,487,397
---------------------------------------------------------------------------------
   End of year                                             5,595,703   5,207,625
---------------------------------------------------------------------------------
-----------------------------------------------------------------

6. Purchases and Sales of Securities

For the year ended October 31, 2004, the cost of securities purchased and proceeds from securities sold, excluding short-term obligations, were $46,415,577 and $45,238,009, respectively.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of
Tocqueville Alexis Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tocqueville Alexis Fund (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 22, 2004

20  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                          TRUSTEES AND OFFICERS

                                                                                               Number of
                        Positions     Term of                                                Portfolios in
                          Held      Office and                                               Fund Complex          Other
     Name, Address      with the     Length of             Principal Occupation(s)            Overseen by      Directorships
        and Age           Trust     Time Served              During Past 5 Years             Trustee/(3)/     Held by Trustee
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

D. Euan Baird           Trustee   Since fund      Formerly, Chairman, Rolls-Royce plc,             1       Areva, Scottish Power
40 West 57th Street     of the    inception./(2)/ turbine engines. Formerly, Chairman,                     and Societe Generale
New York, NY 10019      Trust                     President and Chief Executive Officer of
Age: 66                                           Schlumberger Ltd. (oil field services,
                                                  measurements and systems). Director,
                                                  Carnegie Corp. (a non-profit co.)

William F. Indoe        Trustee   Since fund      Partner, Sullivan & Cromwell                     1       None
Sullivan & Cromwell     of the    inception./(2)/ (attorneys-at-law).
125 Broad Street        Trust
New York, NY 10004
Age: 62

Robert E. Kaufmann      Trustee   Since fund      Private investor. Formerly Executive Di-         1       None
5 Dingletown Road       of the    inception./(2)/ rector, The Association of HITWG Camps,
Greenwich, CT 06830     Trust                     Inc. (a private charity) 2001-2002. Direc-
Age: 63                                           tor, Spencer Stuart & Associates
                                                  (executive search consultants), 1995-
                                                  1998; Headmaster of Deerfield Academy,
                                                  1980-94; Director of various mutual
                                                  funds, 1985-92.

John F. McNiff          Trustee   Since fund      Formerly, Director of Allen Telecom Inc.         1       None
1105 Park Avenue        of the    inception./(2)/ (manufacturer of telecommunications
New York, NY 10178      Trust                     products). Formerly, Director, Vice
Age: 62                                           President-Finance and Chief Financial
                                                  Officer of Dover Corporation (diversified
                                                  manufacturing company),
                                                  1996-2001 and 1983-2000, respectively.
INTERESTED TRUSTEES

Colin C. Ferenbach/(1)/ President Since fund      Managing Director, Tocqueville Asset             1       None
40 West 57th Street     and       inception./(2)/ Management L.P., since 2002. Managing
New York, NY 10019      Trustee                   Director 1982-2002 of Haven Capital
Age: 70                                           Management. Formerly, General Partner
                                                  of HCM Partners, L.P. (financials
                                                  services), 1984-94; Principal, McCowan
                                                  Associates, Inc., 1980-83 (financial
                                                  services); Principal, Kleinwort Benson
                                                  McCowan Inc. (financial services),
                                                  Goldman, Sachs & Co. (financial
                                                  services), 1957-76.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 21

TRUSTEES AND OFFICERS (cont'd.)

                                                                                             Number of
                         Positions    Term of                                              Portfolios in
                           Held     Office and                                             Fund Complex       Other
     Name, Address       with the    Length of           Principal Occupation(s)            Overseen by   Directorships
        and Age            Trust    Time Served            During Past 5 Years             Trustee/(3)/  Held by Trustee
------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
Robert Kleinschmidt/(1)/ Vice       Since       President (1994-present) and Managing            5            None
40 West 57th Street      President  2002/(2)/   Director (1991-1994), Tocqueville Asset
New York, NY 10019       and                    Management L.P.; President, Tocqueville
Age: 54                  Trustee                Management Corporation (general part-
                                                ner of Tocqueville) (1991-present); Presi-
                                                dent, Principal Operating Officer,
                                                Principal Officer, Treasurer and Financial
                                                Trustee, The Tocqueville Trust (Includes
                                                four mutual funds) (1991-present): Part-
                                                ner, David J. Greene & Co. (investment
                                                management); (1978-1991); Assistant Vice
                                                President, Irving Trust Co. (1976-1978).
OFFICERS
Roger Cotta              Secretary  Since 2002  Chief Operating Officer. Tocqueville Asset       -             -
40 West 57th Street      and                    Management L.P. since 2001; Secretary,
New York, NY 10019       Treasurer              The Tocqueville Trust since 2001; Chief
Age: 65                                         Executive Officer and President of Se-
                                                pulveda & Smith Securities, Inc. (August
                                                2000-December 2000); Chief Financial
                                                Officer, Needham & Company, Inc. (1991-
                                                2000); General Partner, David J. Greene &
                                                Co. (1984-1990).
Thomas O. Pandick        Chief      Since 2004  Chief Compliance Officer (October 2004-          -             -
40 West 57th Street      Compliance             present) Tocqueville Asset Management
New York, NY 10019       Officer                L.P.; General Counsel (January-October
Age: 57                                         2004) Tocqueville Asset Management L.P.;
                                                Vice President, Kirkbride Asset
                                                Management, Inc. (2000-2004); Counsel to
                                                NYS Workers Compensation Board (1995-
                                                1999); Director of Corporate Governance,
                                                Office of State Comptroller (1985-1995);
                                                General Counsel, New York State & Local
                                                Retirement Systems (1979-1985).

/(1)/Messrs. Ferenbach and Kleinschmidt are interested Trustees as defined in
     Section 2(a)(19) of the Investment Company Act of 1940 because they serve as officers of the Trust and/or are employees of Tocqueville.

/(2)/Each Trustee will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's By-Laws and Declaration of Trust.

/(3)/The Fund complex consist of The Tocqueville Alexis Trust and The
     Tocqueville Trust, a registered investment company with five portfolios.

  Additional information about the Funds' Trustees and Officers is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-844-4836.

22  ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                             ADDITIONAL INFORMATION (UNAUDITED)


Important Tax Information

The Tocqueville Alexis Fund distributed a total Capital Gain Dividend of $0.657 per share during the fiscal year ending October 31, 2004, which was a 15 percent rate gain distribution.

Because the Fund's fiscal year is not the calendar year, Capital Gain Dividend distribution amounts to be used by calendar year taxpayers on their Federal income tax returns were reflected on 1099-DIV forms, which were mailed in January 2003.

Qualified Dividend Income

For taxable non-corporate shareholders, the distributed income and short-term capital gains representing qualified dividend income subject to the 15% rate category as of October 31, 2004 is 100.00%. This qualified dividend percentage is applicable to the Portfolio's dividend distributions that were paid after December 31, 2003.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-844-4836 or on the SEC's web site (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended August 31 is also available on the SEC's web site at http://www.sec.gov or on the Fund's web site at http://www.tocquevillefunds.com.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's web site (http://www.sec.gov) and may be available by calling 1-800-844-4836. You can also obtain copies of the Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800- SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

                                       TOCQUEVILLE ALEXIS FUND ANNUAL REPORT 23

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


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Tocqueville Alexis Fund
P.O. Box 9818
Providence, RI 02940-8018


For Fund information, prices and literature, call 1-800-844-4836

For account balances and other information about your Tocqueville Alexis Fund account, call 1-800-844-4836

This report is submitted for the general information of shareholders of Tocqueville Alexis Fund. It is not authorized for distribution to prospective investors unless accompanied or proceeded by an effective prospectus for Tocqueville Alexis Fund. The prospectus includes more complete information about management fees and expenses, investment objectives, risks and operating policies of Tocqueville Alexis Fund. Please read the prospectus carefully. [LOGO] Tocqueville

                            Tocqueville Alexis Fund

                       Tocqueville Asset Management L.P.
                              Investment Advisor

                                    ANNUAL
                                    REPORT

                               October 31, 2004

                                    [GRAPHIC]

                                  Tocqueville

Item 2. Code of Ethics.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

     As of the end of the period covered by the report, the registrant's board of directors has determined that John McNiff is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

Item 4. Principal Accountant Fees and Services.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,000 for 2003 and $34,900 for 2004.

Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2004.

Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,550 for 2003 and $6,100.

          The principal accountant provided the following service to the Registrant - review of the PFPC (service provider) prepared income tax provisions, excise distributions summary, Excise tax return and Income Tax returns.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2004.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                       AUDIT COMMITTEE PRE-APPROVAL POLICY
                                       OF
                          THE TOCQUEVILLE ALEXIS TRUST

Statement of Principles

     The Audit Committee of The Tocqueville Alexis Trust (the "Trust") is required to pre-approve all Covered Services (as defined below) in order to assure that the provision of the Covered Services does not impair the auditors' independence. Unless a type of service to be provided by the Trust's independent auditor (the "Independent Auditor") is pre-approved in accordance with the terms of this Audit Committee Pre-Approval Policy (is "Policy"), it will require specific pre-approval by the Audit Committee or by any member of the Audit Committee to which pre-approval authority has been delegated.

     This Policy and the appendices to this Policy describe the audit, audit-related, tax and all other services that are Covered Services and that have been pre-approved under this Policy. The appendices hereto sometimes are referred to herein as the "Service Pre-Approval Documents". The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. At its first meeting of each calendar year, the Audit Committee will review and re-approve this Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both. The Audit Committee hereby directs that each version of this Policy and the Service Pre-Approval Documents approved, re-approved or amended from time to time be maintained with the books and records of the Trust.

Covered Services and Covered Entities

     "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) Tocqueville Asset Management, L.P. ("Tocqueville") or (2) any entity controlling, controlled by or under common control with Tocqueville that provides ongoing services to the Trust.

Delegation

     In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. The Audit Committee expects pre-approval of Covered Services by the Chairman pursuant to this delegated authority to be the exception rather than the rule and may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

Pre-Approved Fee Levels

     Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit Services

     The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

     In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit-Related Services

     Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Trust and, to the extent they are Covered Services, the other Covered Entities or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Tax Services

     The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

All Other Services

     All Other services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Procedures

     Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view,
(a) the request or application is consistent with the SEC's rules on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b)  N/A

               (c)  100%

               (d)  N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $25,000 for 2003 and $30,000 for 2004. The principal accountant provided investment performance verification services to the Registrant's investment adviser Tocqueville Asset Management L.P.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not yet applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))
          and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Tocqueville Alexis Trust


By (Signature and Title)*                   /s/ Colin Ferenbach
                                            ------------------------------------
                                            Colin Ferenbach, President
                                            (principal executive officer)

Date December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Colin Ferenbach
                                            ------------------------------------
                                            Colin Ferenbach, President
                                            (principal executive officer)

Date December 28, 2004


By (Signature and Title)*                   /s/ Roger Cotta
                                            ------------------------------------
                                            Roger Cotta, Treasurer
                                            (principal financial officer)

Date December 29, 2004

* Print the name and title of each signing officer under his or her signature.